Schedule of Investments (unaudited)	iShares® JPX-Nikkei 400 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
Kintetsu World Express Inc.	700	$21,465
Maruwa Unyu Kikan Co. Ltd.	700	6,909
SG Holdings Co. Ltd.	7,000	118,369
Yamato Holdings Co. Ltd.	6,300	100,820
		247,563
Auto Components — 2.7%
Aisin Corp.	3,500	108,328
Bridgestone Corp.	11,900	433,866
Denso Corp.	9,100	480,320
Koito Manufacturing Co. Ltd.	2,100	66,700
NGK Spark Plug Co. Ltd.	3,500	63,488
Nifco Inc./Japan	1,400	32,744
Stanley Electric Co. Ltd.	2,800	45,967
Sumitomo Electric Industries Ltd.	16,100	177,913
Sumitomo Rubber Industries Ltd.	3,500	29,931
Toyo Tire Corp.	2,100	26,250
Toyoda Gosei Co. Ltd.	1,400	22,091
Toyota Boshoku Corp.	1,400	20,797
TS Tech Co. Ltd.	2,100	21,741
Yokohama Rubber Co. Ltd. (The)	2,100	28,467
		1,558,603
Automobiles — 4.3%
Honda Motor Co. Ltd.	33,600	810,132
Isuzu Motors Ltd.	13,300	147,116
Subaru Corp.	11,900	210,493
Suzuki Motor Corp.	9,100	286,085
Toyota Motor Corp.	60,920	939,953
Yamaha Motor Co. Ltd.	5,600	102,832
		2,496,611
Banks — 5.5%
Aozora Bank Ltd.	2,800	54,490
Chiba Bank Ltd. (The)	12,600	68,969
Concordia Financial Group Ltd.	22,400	77,776
Fukuoka Financial Group Inc.	3,500	63,035
Mebuki Financial Group Inc.	17,500	34,514
Mitsubishi UFJ Financial Group Inc.	184,800	988,689
Mizuho Financial Group Inc.	53,950	614,216
Resona Holdings Inc.	47,600	178,048
Seven Bank Ltd.	13,300	25,399
Shinsei Bank Ltd.	2,800	42,193
Sumitomo Mitsui Financial Group Inc.	29,400	873,918
Sumitomo Mitsui Trust Holdings Inc.	7,704	238,100
		3,259,347
Beverages — 1.2%
Asahi Group Holdings Ltd.	9,100	299,257
Ito En Ltd.	1,400	62,962
Kirin Holdings Co. Ltd.	16,800	265,390
Suntory Beverage & Food Ltd.	2,800	105,736
		733,345
Biotechnology — 0.0%
PeptiDream Inc.(a)	2,100	22,126

Building Products — 1.8%
AGC Inc.	3,500	122,982
Daikin Industries Ltd.	4,900	786,739
Nichias Corp.	2,100	34,841
Sanwa Holdings Corp.	4,200	40,220
Security	Shares	Value

Building Products (continued)
TOTO Ltd.	2,800	$92,712
		1,077,494
Capital Markets — 1.1%
Daiwa Securities Group Inc.	28,700	128,508
GMO Financial Holdings Inc.	700	4,016
JAFCO Group Co. Ltd.	1,400	16,928
Japan Exchange Group Inc.	10,500	152,193
Nomura Holdings Inc.	66,500	241,601
SBI Holdings Inc/Japan	5,600	109,422
		652,668
Chemicals — 4.3%
Aica Kogyo Co. Ltd.	1,400	29,307
Air Water Inc.	3,500	44,104
Asahi Kasei Corp.	26,600	202,356
Daicel Corp.	5,600	34,619
Denka Co. Ltd.	1,400	33,925
DIC Corp.	1,400	24,854
Kansai Paint Co. Ltd.	4,200	53,618
Kuraray Co. Ltd.	6,300	50,827
Mitsubishi Chemical Holdings Corp.	27,300	148,339
Mitsubishi Gas Chemical Co. Inc.	3,500	50,631
Mitsui Chemicals Inc.	3,500	74,653
Nippon Paint Holdings Co. Ltd.	16,800	125,701
Nippon Sanso Holdings Corp.	3,500	56,039
Nissan Chemical Corp.	2,100	96,930
Nitto Denko Corp.	2,800	181,100
NOF Corp.	1,400	51,953
Shin-Etsu Chemical Co. Ltd.	6,200	696,948
Showa Denko KK	4,200	71,437
Sumitomo Chemical Co. Ltd.	30,800	120,542
Teijin Ltd.	4,200	43,728
Tokai Carbon Co. Ltd.	3,500	26,696
Tokuyama Corp.	1,400	17,810
Toray Industries Inc.	25,200	141,847
Tosoh Corp.	5,600	69,657
UBE Corp.	2,100	31,198
Zeon Corp.	3,500	33,952
		2,512,771
Commercial Services & Supplies — 0.6%
Aeon Delight Co. Ltd.	700	15,330
Japan Elevator Service Holdings Co. Ltd.	1,400	14,643
Pilot Corp.	700	24,933
Secom Co. Ltd.	4,200	259,328
Sohgo Security Services Co. Ltd.	1,400	38,876
		353,110
Construction & Engineering — 1.2%
COMSYS Holdings Corp.	2,100	39,978
EXEO Group Inc.	2,100	32,879
Hazama Ando Corp.	2,800	17,379
INFRONEER Holdings Inc.	4,900	34,826
Kajima Corp.	9,800	112,373
Kandenko Co. Ltd.	2,100	13,081
Kumagai Gumi Co. Ltd.	700	14,174
Kyudenko Corp.	700	14,174
Mirait Holdings Corp.	2,100	24,679
Nishimatsu Construction Co. Ltd.	700	20,916
Obayashi Corp.	13,300	96,734
Penta-Ocean Construction Co. Ltd.	5,600	30,208
Shimizu Corp.	12,600	69,607

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Sumitomo Mitsui Construction Co. Ltd.	2,820	$9,576
Taisei Corp.	4,200	130,956
Toda Corp.	5,600	29,646
Tokyu Construction Co. Ltd.	2,100	9,836
		701,022
Construction Materials — 0.1%
Taiheiyo Cement Corp.	2,800	41,720

Consumer Finance — 0.2%
Acom Co. Ltd.	7,700	17,987
AEON Financial Service Co. Ltd.	2,800	26,436
Marui Group Co. Ltd.	3,500	61,275
Orient Corp.	10,500	9,930
		115,628
Containers & Packaging — 0.1%
FP Corp.	700	14,638
Rengo Co. Ltd.	3,500	19,017
		33,655
Distributors — 0.0%
Paltac Corp.	700	21,751

Diversified Financial Services — 1.1%
Financial Products Group Co. Ltd.	1,400	9,371
Fuyo General Lease Co. Ltd.	700	39,721
Mitsubishi HC Capital Inc.	11,200	51,692
Mizuho Leasing Co. Ltd.	700	16,035
ORIX Corp.	27,300	457,544
Tokyo Century Corp.	700	23,256
Zenkoku Hosho Co. Ltd.	700	21,985
		619,604
Diversified Telecommunication Services — 2.2%
Nippon Telegraph & Telephone Corp.	44,100	1,267,132
Usen-Next Holdings Co. Ltd.	700	10,033
		1,277,165
Electric Utilities — 0.8%
Chubu Electric Power Co. Inc.	12,600	126,875
Chugoku Electric Power Co. Inc. (The)	6,300	40,563
Hokkaido Electric Power Co. Inc.	3,500	12,770
Kansai Electric Power Co. Inc. (The)	16,100	159,367
Kyushu Electric Power Co. Inc.	9,100	58,508
Tohoku Electric Power Co. Inc.	9,800	52,601
		450,684
Electrical Equipment — 2.0%
Fuji Electric Co. Ltd.	2,100	86,822
Mitsubishi Electric Corp.	42,700	458,989
Nidec Corp.	9,800	607,275
		1,153,086
Electronic Equipment, Instruments & Components — 4.7%
Anritsu Corp.	2,800	30,314
Azbil Corp.	2,800	73,821
Daiwabo Holdings Co. Ltd.	2,100	27,430
Hamamatsu Photonics KK	2,800	109,081
Horiba Ltd.	700	29,862
Keyence Corp.	2,144	735,260
Kyocera Corp.	6,300	336,775
Murata Manufacturing Co. Ltd.	12,600	685,784
Omron Corp.	3,500	178,138
Shimadzu Corp.	5,600	177,495
Taiyo Yuden Co. Ltd.	2,100	71,560
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TDK Corp.	7,000	$216,428
Yokogawa Electric Corp.	4,200	69,482
		2,741,430
Entertainment — 2.6%
Capcom Co. Ltd.	4,200	102,169
GungHo Online Entertainment Inc.	1,490	26,435
Koei Tecmo Holdings Co. Ltd.	1,440	46,693
Konami Holdings Corp.	1,400	77,562
Nexon Co. Ltd.	10,500	215,615
Nintendo Co. Ltd.	2,000	860,113
Square Enix Holdings Co. Ltd.	2,100	93,212
Toho Co. Ltd./Tokyo	2,800	101,430
		1,523,229
Food & Staples Retailing — 1.8%
Ain Holdings Inc.	700	37,482
Cosmos Pharmaceutical Corp.	400	38,418
Create SD Holdings Co. Ltd.	700	15,439
Kobe Bussan Co. Ltd.	3,500	86,034
Kusuri no Aoki Holdings Co. Ltd.	700	30,009
Lawson Inc.	700	23,296
MatsukiyoCocokara & Co.	2,100	84,923
Seven & i Holdings Co. Ltd.	14,700	570,366
Sugi Holdings Co. Ltd.	700	30,748
Sundrug Co. Ltd.	1,400	31,309
Tsuruha Holdings Inc.	700	38,090
Welcia Holdings Co. Ltd.	2,100	42,219
Yaoko Co. Ltd.	700	31,432
		1,059,765
Food Products — 1.9%
Ajinomoto Co. Inc.	9,100	221,909
Ariake Japan Co. Ltd.	700	28,799
Calbee Inc.	2,100	42,324
Kagome Co. Ltd.	1,400	34,217
Kewpie Corp.	2,100	35,570
Kikkoman Corp.	2,800	149,007
MEIJI Holdings Co. Ltd.	2,800	137,586
Morinaga & Co. Ltd./Japan	700	22,430
Morinaga Milk Industry Co. Ltd.	700	25,068
NH Foods Ltd.	1,400	43,853
Nichirei Corp.	1,400	24,364
Nippon Suisan Kaisha Ltd.	5,600	23,674
Nissin Foods Holdings Co. Ltd.	1,400	96,700
Prima Meat Packers Ltd.	700	11,752
Toyo Suisan Kaisha Ltd.	2,100	81,991
Yakult Honsha Co. Ltd.	2,800	161,502
		1,140,746
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	7,700	147,572
Tokyo Gas Co. Ltd.	8,400	174,082
		321,654
Health Care Equipment & Supplies — 3.2%
Asahi Intecc Co. Ltd.	4,900	74,190
Hoya Corp.	8,500	727,455
Japan Lifeline Co. Ltd.	1,400	9,449
Nihon Kohden Corp.	2,100	43,040
Olympus Corp.	21,700	439,755
Sysmex Corp.	3,500	211,192
Terumo Corp.	12,600	381,163
		1,886,244

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	4,900	$65,881
Medipal Holdings Corp.	4,200	59,247
Ship Healthcare Holdings Inc.	1,400	24,988
		150,116
Health Care Technology — 0.4%
M3 Inc.	7,700	221,644

Hotels, Restaurants & Leisure — 1.4%
Food & Life Companies Ltd.	2,100	45,054
KOMEDA Holdings Co. Ltd.	700	11,877
McDonald's Holdings Co. Japan Ltd.(b)	2,100	76,494
Oriental Land Co. Ltd./Japan	4,700	656,364
Zensho Holdings Co. Ltd.	2,100	50,425
		840,214
Household Durables — 3.4%
Casio Computer Co. Ltd.	2,800	25,981
ES-Con Japan Ltd.	700	3,956
Haseko Corp.	3,500	41,108
Iida Group Holdings Co. Ltd.	3,500	53,733
Open House Group Co. Ltd.	1,400	55,728
Panasonic Holdings Corp.	51,100	412,591
Pressance Corp.	700	7,787
Rinnai Corp.	700	48,218
Sekisui Chemical Co. Ltd.	8,400	115,164
Sekisui House Ltd.	13,300	233,486
Sony Group Corp.	11,900	970,525
Sumitomo Forestry Co. Ltd.	3,500	49,776
		2,018,053
Household Products — 0.7%
Lion Corp.	4,900	54,248
Pigeon Corp.	2,800	38,523
Unicharm Corp.	9,100	305,371
		398,142
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	3,500	57,866
eRex Co. Ltd.	700	11,346
RENOVA Inc.(a)	700	12,626
		81,838
Industrial Conglomerates — 1.7%
Hitachi Ltd.	21,000	998,970
TOKAI Holdings Corp.	2,100	13,731
		1,012,701
Insurance — 3.1%
Dai-ichi Life Holdings Inc.	22,400	414,296
MS&AD Insurance Group Holdings Inc.	9,100	279,037
Sompo Holdings Inc.	6,300	278,258
T&D Holdings Inc.	10,500	125,691
Tokio Marine Holdings Inc.	12,600	734,730
		1,832,012
Interactive Media & Services — 0.5%
Dip Corp.	700	19,480
Kakaku.com Inc.	3,500	58,132
Mixi Inc.	700	11,632
Z Holdings Corp.	68,600	199,494
		288,738
Internet & Direct Marketing Retail — 0.1%
ZOZO Inc.	2,800	50,660
Security	Shares	Value

IT Services — 3.0%
Bell System24 Holdings Inc.	700	$7,168
BIPROGY Inc.	1,400	27,918
Digital Garage Inc.	700	18,969
Fujitsu Ltd.	4,200	525,537
GMO Payment Gateway Inc.	700	49,862
Infocom Corp.	700	10,544
Information Services International-Dentsu Ltd.	700	20,866
Itochu Techno-Solutions Corp.	2,100	51,633
NEC Corp.	5,600	218,495
NEC Networks & System Integration Corp.	1,400	18,962
Nomura Research Institute Ltd.	7,764	208,359
NS Solutions Corp.	700	18,696
NTT Data Corp.	11,900	165,087
Obic Co. Ltd.	1,400	199,089
Otsuka Corp.	2,100	62,498
SCSK Corp.	2,800	47,551
TIS Inc.	4,200	110,505
		1,761,739
Leisure Products — 1.1%
Bandai Namco Holdings Inc.	3,500	247,075
Shimano Inc.	1,800	303,222
Yamaha Corp.	2,800	115,430
		665,727
Machinery — 6.4%
Amada Co. Ltd.	7,000	51,606
Daifuku Co. Ltd.	2,100	120,184
DMG Mori Co. Ltd.	2,800	34,824
Ebara Corp.	2,100	78,472
FANUC Corp.	3,900	611,283
Fuji Corp./Aichi	2,100	30,978
Hino Motors Ltd.	5,600	28,826
Hitachi Construction Machinery Co. Ltd.	2,100	46,647
Hoshizaki Corp.	2,800	83,457
IHI Corp.	2,800	74,800
Japan Steel Works Ltd. (The)	1,400	30,491
Komatsu Ltd.	20,300	452,023
Kubota Corp.	22,400	335,689
Makita Corp.	4,900	121,454
MINEBEA MITSUMI Inc.	7,000	119,303
MISUMI Group Inc.	5,600	118,269
Mitsubishi Heavy Industries Ltd.	7,000	244,662
Miura Co. Ltd.	2,100	41,607
Nabtesco Corp.	2,100	49,277
NGK Insulators Ltd.	4,200	56,584
NSK Ltd.	7,700	41,427
OSG Corp.	2,100	24,488
SMC Corp.	1,300	578,681
Sumitomo Heavy Industries Ltd.	2,100	46,487
Takeuchi Manufacturing Co. Ltd.	700	12,012
Toyota Industries Corp.	3,500	217,025
Yaskawa Electric Corp.	4,200	135,652
		3,786,208
Marine — 0.7%
Mitsui OSK Lines Ltd.	7,000	161,032
Nippon Yusen KK	3,500	239,977
		401,009
Media — 0.1%
Hakuhodo DY Holdings Inc.	5,600	51,441

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.4%
Asahi Holdings Inc.	2,100	$32,948
Mitsui Mining & Smelting Co. Ltd.	1,400	32,651
Sumitomo Metal Mining Co. Ltd.	4,900	151,921
		217,520
Multiline Retail — 0.4%
Izumi Co. Ltd.	700	15,791
Pan Pacific International Holdings Corp.	9,100	145,083
Ryohin Keikaku Co. Ltd.	4,900	48,002
Seria Co. Ltd.	1,400	24,891
		233,767
Oil, Gas & Consumable Fuels — 1.2%
Cosmo Energy Holdings Co. Ltd.	2,100	57,908
ENEOS Holdings Inc.	66,500	250,226
Idemitsu Kosan Co. Ltd.	4,900	117,054
Inpex Corp.	21,700	232,630
Iwatani Corp.	700	27,016
		684,834
Paper & Forest Products — 0.2%
Daio Paper Corp.	2,100	21,974
Oji Holdings Corp.	16,800	72,783
		94,757
Personal Products — 1.7%
Fancl Corp.	2,100	38,595
Kao Corp.	9,100	369,000
Kobayashi Pharmaceutical Co. Ltd.	1,400	86,704
Kose Corp.	700	63,795
Pola Orbis Holdings Inc.	2,100	25,994
Rohto Pharmaceutical Co. Ltd.	2,100	60,886
Shiseido Co. Ltd.	8,400	338,580
		983,554
Pharmaceuticals — 7.0%
Astellas Pharma Inc.	39,940	623,132
Chugai Pharmaceutical Co. Ltd.	14,000	358,127
Daiichi Sankyo Co. Ltd.	32,909	836,957
Eisai Co. Ltd.	4,900	207,172
JCR Pharmaceuticals Co. Ltd.	1,400	24,005
Kaken Pharmaceutical Co. Ltd.	700	19,684
Kyowa Kirin Co. Ltd.	4,900	110,627
Nippon Shinyaku Co. Ltd.	700	42,728
Ono Pharmaceutical Co. Ltd.	8,400	215,790
Otsuka Holdings Co. Ltd.	8,400	299,852
Santen Pharmaceutical Co. Ltd.	8,400	66,267
Sawai Group Holdings Co. Ltd.	700	21,231
Shionogi & Co. Ltd.	5,600	285,815
Sumitomo Pharma Co. Ltd.	2,800	22,488
Takeda Pharmaceutical Co. Ltd.	33,600	943,768
Towa Pharmaceutical Co. Ltd.	700	12,707
		4,090,350
Professional Services — 1.9%
BayCurrent Consulting Inc.	300	80,206
Benefit One Inc.	1,400	18,967
en Japan Inc.	700	9,174
Meitec Corp.	2,100	33,854
Nihon M&A Center Holdings Inc.	7,700	82,083
Outsourcing Inc.	2,800	21,416
Persol Holdings Co. Ltd.	4,200	76,684
Recruit Holdings Co. Ltd.	23,800	700,920
SMS Co. Ltd.	1,400	27,772
TechnoPro Holdings Inc.	2,800	56,207
Security	Shares	Value

Professional Services (continued)
UT Group Co. Ltd.	700	$11,609
		1,118,892
Real Estate Management & Development — 2.9%
Aeon Mall Co. Ltd.	2,100	25,708
Daito Trust Construction Co. Ltd.	1,400	121,109
Daiwa House Industry Co. Ltd.	11,200	261,934
Hulic Co. Ltd.	9,800	76,011
Ichigo Inc.	5,600	12,930
Katitas Co. Ltd.	1,400	30,271
Mitsubishi Estate Co. Ltd.	25,900	375,377
Mitsui Fudosan Co. Ltd.	17,500	375,985
Nomura Real Estate Holdings Inc.	2,100	51,377
Relo Group Inc.	2,100	33,870
SAMTY Co. Ltd.	700	10,408
Starts Corp. Inc.	700	14,355
Sumitomo Realty & Development Co. Ltd.	8,400	221,749
Tokyo Tatemono Co. Ltd.	4,200	57,942
Tokyu Fudosan Holdings Corp.	11,900	62,623
		1,731,649
Road & Rail — 1.3%
Central Japan Railway Co.	3,400	390,772
Hankyu Hanshin Holdings Inc.	4,900	133,835
Hitachi Transport System Ltd.	700	44,234
Kyushu Railway Co.	2,800	58,379
Nippon Express Holdings Inc.	1,400	76,262
Sankyu Inc.	700	20,153
Senko Group Holdings Co. Ltd.	2,100	13,605
		737,240
Semiconductors & Semiconductor Equipment — 3.4%
Advantest Corp.	3,500	188,219
Disco Corp.	700	166,573
Japan Material Co. Ltd.	1,400	20,039
Lasertec Corp.	1,900	226,297
Optorun Co. Ltd.	700	9,293
Renesas Electronics Corp.(a)	25,900	234,378
SCREEN Holdings Co. Ltd.	700	47,497
SUMCO Corp.	7,000	91,034
Tokyo Electron Ltd.	2,900	946,540
Tokyo Seimitsu Co. Ltd.	700	23,074
Ulvac Inc.	700	23,843
		1,976,787
Software — 0.3%
Justsystems Corp.	700	19,922
Oracle Corp. Japan	700	40,765
Rakus Co. Ltd.(b)	2,100	25,067
Systena Corp.	5,600	16,343
Trend Micro Inc/Japan	2,100	102,735
		204,832
Specialty Retail — 1.3%
ABC-Mart Inc.	700	30,967
Bic Camera Inc.	2,800	24,176
Fast Retailing Co. Ltd.	600	315,166
Hikari Tsushin Inc.	500	51,401
Kohnan Shoji Co. Ltd.	700	18,906
K's Holdings Corp.	3,500	34,170
Nitori Holdings Co. Ltd.	1,700	161,777
Nojima Corp.	700	14,528
T-Gaia Corp.	700	8,351
USS Co. Ltd.	4,900	84,927

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Workman Co. Ltd.	700	$27,503
		771,872
Technology Hardware, Storage & Peripherals — 1.0%
Brother Industries Ltd.	4,900	86,212
Elecom Co. Ltd.	1,400	15,765
FUJIFILM Holdings Corp.	7,700	413,732
MCJ Co. Ltd.	1,400	9,086
Seiko Epson Corp.	4,900	69,320
Wacom Co. Ltd.	3,500	21,716
		615,831
Textiles, Apparel & Luxury Goods — 0.1%
Goldwin Inc.	700	39,342

Tobacco — 0.7%
Japan Tobacco Inc.	24,500	424,555

Trading Companies & Distributors — 5.6%
ITOCHU Corp.	26,600	717,614
Kanamoto Co. Ltd.	700	9,934
Kanematsu Corp.	1,400	13,813
Marubeni Corp.	39,200	351,686
Mitsubishi Corp.	29,400	875,566
Mitsui & Co. Ltd.	32,200	707,580
MonotaRO Co. Ltd.	5,600	83,516
Sojitz Corp.	4,220	59,815
Sumitomo Corp.	26,600	361,585
Toyota Tsusho Corp.	4,200	136,932
		3,318,041
Security	Shares	Value

Wireless Telecommunication Services — 2.6%
KDDI Corp.	32,900	$1,037,480
SoftBank Group Corp.	12,600	488,357
		1,525,837
Total Long-Term Investments — 99.3%
(Cost: $60,080,202)		58,330,923

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	104,823	104,813
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	20,000	20,000

Total Short-Term Securities — 0.2%
(Cost: $124,813)		124,813

Total Investments in Securities — 99.5%
(Cost: $60,205,015)		58,455,736

Other Assets Less Liabilities — 0.5%		301,414
Net Assets — 100.0%		$58,757,150

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$97,990	$6,814	(a)	$—		$12	$(3)	$104,813	104,823	$73	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—		(10,000	)(a)	—	—	20,000	20,000	65		—
						$12	$(3)	$124,813		$138		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	30	09/08/22	$414	$(16,908)

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
June 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$58,330,923	$—	$58,330,923
Money Market Funds	124,813	—	—	124,813
	$124,813	$58,330,923	$—	$58,455,736
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(16,908)	$—	$(16,908)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.